Commitments and Contingencies (Tables)	12 Months Ended
Jun. 30, 2025
Commitments and Contingencies [Abstract]
Schedule of Future Minimum Lease Payments

The total future payments for property management fee related to the non-cancellable operating leases with initial terms in excess of one year as of June 30,2025 is as following:

Lease Commitment
RMB
Within 1 year	1,970
2-5 years	1,976
Total	3,946
Lease Commitment
RMB
Within 1 year	987
Total	987